Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/28/23 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.42% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.7%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,517,103
4.00%, 10/1/35	A+/F	4,280,000	4,247,805

			8,764,908
Guam (0.2%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40(FWC)	Baa2	525,000	513,973
5.25%, 10/1/36(FWC)	Baa2	680,000	672,443
5.125%, 10/1/34(FWC)	Baa2	390,000	391,011

			1,577,427
New York (100.4%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB+	325,000	328,670
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB+	495,000	501,171
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	274,063
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB+	115,000	116,524
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,191,758
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB+	250,000	253,492
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	726,688
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	613,568
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	200,000	208,050
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	597,952
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,217,864
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A-	2,000,000	1,821,008
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,142,777
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 1/1/47	BBB-/F	1,160,000	843,797
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB-/F	1,530,000	1,189,601
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,271,733
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,226,021
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,140,642
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	1,017,051
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Orchard Pk.), 5.00%, 11/15/37	BBB/F	4,470,000	4,488,718
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,043,024
(Orchard Pk.), 5.00%, 11/15/30	BBB/F	500,000	505,882
(D'Youville College), 4.00%, 11/1/50	BBB	6,535,000	5,787,594
(D'Youville College), 4.00%, 11/1/40	BBB	1,000,000	928,461
(D'Youville College), 4.00%, 11/1/35	BBB	1,025,000	1,002,100
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,333,189
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	253,490
Build NY City Resource Corp. Rev. Bonds
(KIPP NYC Pub. Charter Schools), 5.25%, 7/1/62	BBB-	6,250,000	6,286,722
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,179,742
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB-	1,425,000	1,413,196
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,407,822
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,019,879
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB-	550,000	555,039
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	850,000	812,441
(Children's Aid Society (The)), 5.00%, 7/1/40	A+	3,175,000	3,216,895
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	1,976,453
(Bronx Charter School for Excellence), Ser. A, 5.00%, 4/1/33	BBB-	620,000	620,335
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB-/P	450,000	326,995
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	690,000	515,992
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	892,043
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	410,780
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB-/P	525,000	430,648
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	285,882
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	124,876
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB-	400,000	370,740
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB-	100,000	97,833
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB-	100,000	98,432
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB-	110,000	108,701
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB-	100,000	98,974
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB-	100,000	98,862
Build NY City Resource Corp. 144A Rev. Bonds
(East Harlem Scholars Academy Charter School), 5.75%, 6/1/52	BB+	1,000,000	1,012,893
(Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,075,547
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	742,040
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,440,276
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,169,293
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,776,788
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,329,517
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	158,617
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,098,800
(Nuvance Hlth. Oblig. Group), Ser. B, 4.00%, 7/1/49	BBB+	2,250,000	1,892,979
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	89,615
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	90,759
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	183,161
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	162,150
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	164,743
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	167,429
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BB+	10,400,000	9,741,909
5.00%, 7/1/45	BB+	500,000	479,200
5.00%, 7/1/40	BB+	1,000,000	990,784
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	549,234
5.00%, 9/1/38	Aa1	1,500,000	1,601,848
5.00%, 9/1/36	Aa1	1,500,000	1,617,530
5.00%, 9/1/35	Aa1	1,250,000	1,353,116
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	1,008,438
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,023,071
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,313,348
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,038,625
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,236,197
(Molloy College), 5.00%, 7/1/38	BBB	865,000	881,933
(Molloy College), 5.00%, 7/1/38	BBB	480,000	487,797
(Molloy College), 5.00%, 7/1/37	BBB	315,000	321,117
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	216,469
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	222,537
(Adelphi U.), 5.00%, 6/1/32	A-	200,000	222,986
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	249,884
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	217,589
(Adelphi U.), 5.00%, 6/1/30	A-	200,000	220,905
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	168,572
(Adelphi U.), 5.00%, 6/1/27	A-	600,000	635,296
(Adelphi U.), 5.00%, 6/1/26	A-	345,000	359,732
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	944,391
Hempsted, Local Dev. Corp. Rev. Bonds, (Evergeen Charter School, Inc.), Ser. A, 5.25%, 6/15/52	BB	2,000,000	1,910,690
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	4,552,636
5.25%, 10/1/35	A2	4,000,000	4,491,744
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,560,459
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,058,859
5.00%, 9/1/42	A2	2,000,000	2,106,902
5.00%, 9/1/37	A2	1,000,000	1,070,502
5.00%, 9/1/36	A2	1,000,000	1,073,576
Ser. B, 5.00%, 9/1/36	A2	6,500,000	6,764,313
5.00%, 9/1/35	A2	1,000,000	1,077,694
5.00%, 9/1/34	A2	1,000,000	1,083,051
5.00%, 9/1/33	A2	500,000	544,569
Ser. A, 3.00%, 9/1/40	A2	1,000,000	828,411
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C, BAM, 5.00%, 11/15/42	AA	10,000,000	10,379,677
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,330,554
Ser. D-1, 5.00%, 11/15/33	A3	960,000	966,141
Ser. A-1, 4.00%, 11/15/49	A3	2,000,000	1,712,229
(Green Bond), Ser. A-1, 4.00%, 11/15/47	A3	3,000,000	2,592,155
Metro. Trans. Auth. VRDN Ser. G-1, 2.60%, 11/1/32	VMIG 1	1,085,000	1,085,000
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/33	AA	6,340,000	6,777,459
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	3,660,178
(Green Bonds), Ser. B-1, 5.00%, 11/15/34	AA	3,500,000	3,691,199
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,412,309
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	2,928,947
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,001,019
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	617,038
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,033,244
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,251,250
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	815,111
(U. of Rochester), 4.00%, 7/1/50	Aa3	3,500,000	3,196,409
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,050,608
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,759,641
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	850,721
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	750,636
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,008,655
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,016,646
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,533,903
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,645,440
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,028,400
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	4,120,000	3,986,632
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	5,098,565	5,008,209
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	355,006
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,075,531
5.00%, 4/1/37	A3	1,000,000	1,040,629
5.00%, 4/1/35	A3	200,000	210,783
5.00%, 4/1/24	A3	2,000,000	2,025,254
NY City, G.O. Bonds
Ser. B-1, 5.25%, 10/1/47	Aa2	4,800,000	5,282,532
Ser. B-1, 5.25%, 10/1/43	Aa2	1,500,000	1,668,956
Ser. A-1, 5.00%, 8/1/47	Aa2	5,265,000	5,619,453
Ser. F-1, 5.00%, 4/1/43(T)	Aa2	9,440,000	9,970,374
Ser. E-1, 5.00%, 3/1/40	Aa2	5,000,000	5,304,542
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,101,970
Ser. D-1, 4.00%, 3/1/44	Aa2	1,135,000	1,086,251
Ser. A, 4.00%, 8/1/42	Aa2	1,500,000	1,444,596
Ser. D-1, 4.00%, 3/1/42	Aa2	2,000,000	1,928,139
Ser. A-1, 4.00%, 8/1/40	Aa2	3,500,000	3,421,525
NY City, VRDN
Ser. I-2, 2.45%, 3/1/40	VMIG 1	7,500,000	7,500,000
Ser. I-4, 2.45%, 4/1/36	VMIG 1	5,000,000	5,000,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	810,426
4.00%, 2/15/45	Aa3	1,810,000	1,688,031
NY City, Hsg. Dev. Corp. Rev. Bonds
(Sustainable Neighborhoods), Ser. A-1, 4.15%, 11/1/38(T)	Aa2	24,480,000	24,477,199
Ser. J, 3.25%, 11/1/59	AA+	6,925,000	4,862,795
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,506,057
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	930,628
(Queens Ballpark Co., LLC), Ser. A, AGM, 3.00%, 1/1/46	AA	4,550,000	3,360,112
(Queens Ballpark Co., LLC), AGM, 3.00%, 1/1/33	AA	3,810,000	3,549,266
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,500,000	1,500,384
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA-1, 5.25%, 6/15/52	Aa1	10,000,000	11,051,210
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,231,916
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	12,746,312
Ser. BB-1, 3.00%, 6/15/44	Aa1	2,500,000	1,948,481
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
Ser. DD-1, 2.45%, 6/15/43	VMIG 1	6,835,000	6,835,000
Ser. F-2, 2.60%, 6/15/35	VMIG 1	1,130,000	1,130,000
NY City, Transitional Fin. Auth. Rev. Bonds
5.50%, 11/1/45	AAA	10,000,000	11,322,398
(Future Tax Secd.), Ser. B, 5.25%, 11/1/38	AAA	3,835,000	4,391,029
5.00%, 2/1/47	AAA	9,280,000	9,957,224
Ser. F-1, 5.00%, 2/1/41	AAA	3,000,000	3,277,726
5.00%, 8/1/40	AAA	14,000,000	14,909,577
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	6,855,836
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,045,076
(Future Tax Secd.), Ser. A-1, 4.00%, 8/1/48	AAA	1,000,000	948,353
(Future Tax Secd.), 4.00%, 5/1/40	AAA	2,750,000	2,704,452
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	4,950,592
4.00%, 11/1/38	AAA	2,450,000	2,441,250
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	4,982,426
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,000,000	1,001,997
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	6,660,626
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	4,633,077
Ser. S-2, 5.00%, 7/15/40	Aa2	8,110,000	8,308,980
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	3,520,312
NY City, Trust for Cultural Resources Rev. Bonds, (Lincoln Ctr. for the Performing Arts, Inc.)
4.00%, 12/1/35	A	1,000,000	1,013,024
4.00%, 12/1/34	A	1,000,000	1,026,071
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB+	825,000	841,485
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,185,000	6,873,979
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through)
Ser. A-2B, 5.00%, 6/1/51	BB+/P	3,300,000	3,055,620
Ser. B, 5.00%, 6/1/41	A-	250,000	252,967
Ser. B, 5.00%, 6/1/36	A-	265,000	269,320
NY State Bridge Auth. Rev. Bonds, Ser. A
4.00%, 1/1/46	Aa3	1,725,000	1,605,060
4.00%, 1/1/41	Aa3	200,000	192,639
4.00%, 1/1/40	Aa3	325,000	315,464
4.00%, 1/1/39	Aa3	250,000	244,710
4.00%, 1/1/38	Aa3	175,000	172,477
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,049,197
zero %, 11/15/50	A2	7,000,000	1,750,366
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	7,104,817
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	6,975,929
(Iona College), Ser. A, 5.00%, 7/1/51	Baa2	350,000	356,402
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	725,000	723,769
(Iona College), 5.00%, 7/1/42	Baa2	225,000	232,979
(The New School), Ser. A, 5.00%, 7/1/42	A3	750,000	781,236
(The New School), Ser. A, 5.00%, 7/1/41	A3	1,000,000	1,046,446
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	946,158
(The New School), Ser. A, 5.00%, 7/1/39	A3	750,000	792,691
(Wagner College), 5.00%, 7/1/38	BBB-/F	840,000	852,424
(Iona College), 5.00%, 7/1/37	Baa2	200,000	211,603
(Wagner College), 5.00%, 7/1/37	BBB-/F	770,000	785,494
(Wagner College), 5.00%, 7/1/36	BBB-/F	730,000	751,218
(Wagner College), 5.00%, 7/1/35	BBB-/F	1,000,000	1,039,288
(Wagner College), 5.00%, 7/1/33	BBB-/F	1,000,000	1,056,208
(Iona College), 5.00%, 7/1/32	Baa2	525,000	576,609
(Iona College), 5.00%, 7/1/31	Baa2	625,000	683,052
(Iona College), 5.00%, 7/1/29	Baa2	250,000	269,143
(Fordham U.), 4.00%, 7/1/46	A2	11,000,000	10,159,566
(Northwell Hlth.), 4.00%, 5/1/45	A3	10,000,000	9,359,114
(Rockefeller U. (The)), Ser. A, 4.00%, 7/1/42	Aa1	6,400,000	6,142,127
(St. Joseph's College), 4.00%, 7/1/40	BBB-/F	200,000	179,663
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	572,946
(St. Joseph's College/Brooklyn NY), Ser. A, 4.00%, 7/1/34	BBB-/F	850,000	823,398
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,187,027
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,069
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,532,362
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	2,818,097
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,436,434
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,067,712
(NYU), Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,085,878
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A+	360,000	377,481
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,031
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A+	1,000,000	1,051,175
(NYU), Ser. A, 4.00%, 7/1/35	Aa2	1,000,000	1,019,235
(NYU), Ser. A, 4.00%, 7/1/34	Aa2	1,195,000	1,231,274
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,157,834
5.00%, 12/1/36	Baa3	700,000	682,666
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, 5.00%, 2/15/41	Aa1	9,910,000	10,435,397
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	10,893
Ser. B-C, 5.00%, 2/15/41	Aa1	4,995,000	5,090,161
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,173
Ser. B, 5.00%, 2/15/39	Aa1	2,995,000	3,166,828
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,446
Ser. A, 3.00%, 3/15/38	Aa1	1,320,000	1,123,377
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.), Ser. D, 3.50%, 10/1/29	A-	5,000,000	4,921,815
NY State Env. Fac. Corp. Rev. Bonds, (NY State Revolving Fund 2010 Master)
4.00%, 8/15/51	Aaa	1,400,000	1,337,873
4.00%, 8/15/46	Aaa	1,000,000	968,326
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B+	550,000	517,194
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 2.78%, 5/1/44	VMIG 1	6,000,000	6,000,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,304,537
Ser. A, AGM, 3.00%, 11/15/51	AA	7,000,000	4,956,020
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	4,931,591
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	4,000,000	3,130,725
(Port Auth. of NY & NJ), Ser. 1 WTC, 3.00%, 2/15/42	AA-	1,500,000	1,182,331
(One Bryant Pk., LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	4,967,163
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	514,511
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	15,379,994
NY State Mtge. Agcy. Rev. Bonds, Ser. 189, 3.85%, 10/1/34	Aa1	165,000	164,790
NY State Pwr. Auth. Rev. Bonds Ser. A, 4.00%, 11/15/55(T)	Aa2	10,950,000	10,213,894
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,037,723
(Green Bonds-Bidding Group 2), Ser. C, 4.125%, 3/15/56	AA+	8,500,000	8,025,790
Ser. B, 4.00%, 1/1/45	A2	9,000,000	8,382,668
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	4,500,000	4,430,376
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	7,241,288
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,081,951
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	769,955
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,353,964
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,057,273
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,032,104
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	794,546
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	549,800
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,630,000	1,454,971
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	6,736,027
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.)
AGM, 4.00%, 12/1/46	AA	4,000,000	3,669,416
Ser. A, AGM, 4.00%, 12/1/38	AA	1,250,000	1,178,094
Ser. A, AGM, 4.00%, 12/1/37	AA	1,000,000	948,967
Ser. A, AGM, 4.00%, 12/1/36	AA	1,250,000	1,195,081
Ser. A, AGM, 4.00%, 12/1/35	AA	1,000,000	981,170
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	701,805
5.00%, 7/1/46	Baa2	450,000	454,127
5.00%, 1/1/43	Baa2	740,000	749,010
Ser. B, 5.00%, 7/1/35	Baa2	410,000	429,450
5.00%, 7/1/34	Baa2	445,000	454,662
Ser. B, 5.00%, 7/1/34	Baa2	285,000	300,856
Ser. B, 5.00%, 7/1/33	Baa2	305,000	323,743
Ser. B, 5.00%, 7/1/32	Baa2	265,000	282,520
4.00%, 7/1/42	Baa2	525,000	467,644
4.00%, 7/1/41	Baa2	215,000	193,756
Ser. B, 4.00%, 7/1/40	Baa2	300,000	273,436
4.00%, 7/1/39	Baa2	450,000	415,128
Ser. B, 4.00%, 7/1/39	Baa2	825,000	761,068
4.00%, 7/1/38	Baa2	150,000	139,847
Ser. B, 4.00%, 7/1/38	Baa2	455,000	424,203
Ser. B, 4.00%, 7/1/37	Baa2	490,000	460,357
4.00%, 7/1/36	Baa2	325,000	309,067
Ser. B, 4.00%, 7/1/36	Baa2	425,000	404,165
4.00%, 7/1/34	Baa2	300,000	293,765
Port Auth. of NY & NJ Rev. Bonds
5.50%, 8/1/52	Aa3	5,000,000	5,394,392
5.00%, 1/15/47	Aa3	3,000,000	3,243,170
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,887,278
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	5,571,041
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,561,057
4.00%, 11/1/41	Aa3	3,250,000	3,130,760
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	486,212
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	3,766,323
Ser. 222, 4.00%, 7/15/37	Aa3	4,055,000	4,027,509
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	625,264
5.00%, 6/1/25	Ba1	230,000	235,814
5.00%, 6/1/24	Ba1	460,000	465,925
5.00%, 6/1/23	Ba1	1,125,000	1,127,778
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College)
Ser. A, 5.00%, 7/1/45	A1	2,500,000	2,660,984
Ser. 21A, 4.00%, 7/1/37	A1	1,385,000	1,355,460
Ser. 21A, 4.00%, 7/1/35	A1	1,285,000	1,289,773
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College)
5.25%, 7/1/52	A1	700,000	752,074
5.00%, 7/1/32	A1	600,000	700,651
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,152,612
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa1	100,000	103,375
Ser. B, 5.00%, 9/1/41	Baa1	200,000	206,751
Ser. A, 5.00%, 9/1/40	Baa1	100,000	103,460
Ser. B, 5.00%, 9/1/40	Baa1	200,000	206,920
Ser. A, 5.00%, 9/1/39	Baa1	125,000	129,787
Ser. B, 5.00%, 9/1/39	Baa1	195,000	202,467
Ser. A, 5.00%, 9/1/38	Baa1	125,000	130,174
Ser. B, 5.00%, 9/1/38	Baa1	200,000	208,278
Ser. A, 5.00%, 9/1/37	Baa1	100,000	104,720
Ser. B, 5.00%, 9/1/37	Baa1	220,000	230,383
Ser. A, 5.00%, 9/1/36	Baa1	100,000	105,455
Ser. B, 5.00%, 9/1/36	Baa1	200,000	210,909
Ser. B, 5.00%, 9/1/35	Baa1	200,000	212,742
Ser. B, 5.00%, 9/1/34	Baa1	200,000	214,712
Ser. B, 5.00%, 9/1/33	Baa1	150,000	161,804
Ser. B, 5.00%, 9/1/32	Baa1	150,000	162,467
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/50	BBB-	3,000,000	2,912,507
4.00%, 6/1/41	A-	1,300,000	1,210,292
4.00%, 6/1/40	A-	1,250,000	1,176,682
4.00%, 6/1/39	A-	1,250,000	1,188,793
4.00%, 6/1/38	A-	815,000	781,817
4.00%, 6/1/37	A-	1,250,000	1,206,263
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	545,276
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/34	Baa1	775,000	821,386
5.00%, 7/1/33	Baa1	750,000	803,596
4.00%, 7/1/36	Baa1	400,000	375,793
4.00%, 7/1/35	Baa1	350,000	334,218
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,494,368
(Ithaca College), 5.00%, 7/1/41	A3	715,000	729,165
(Ithaca College), 5.00%, 7/1/37	A3	250,000	258,318
(Ithaca College), 5.00%, 7/1/35	A3	150,000	156,660
(Ithaca College), 5.00%, 7/1/34	A3	150,000	157,852
Triborough Bridge & Tunnel Auth. Rev. Bonds
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. D-2, 5.50%, 5/15/52	AA+	3,250,000	3,685,068
(Metro. Trans. Auth. Bridges & Tunnels), Ser. A, 5.00%, 11/15/49	Aa3	500,000	532,781
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,060,487
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,728,056
Ser. A, zero %, 11/15/30	A1	7,000,000	5,254,241
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.00%, 5/15/47	AA+	6,500,000	7,030,362
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.), Ser. A
5.00%, 9/1/39	A3	1,250,000	1,305,266
5.00%, 9/1/38	A3	1,300,000	1,363,689
5.00%, 9/1/37	A3	1,375,000	1,448,719
5.00%, 9/1/36	A3	1,500,000	1,590,441
5.00%, 9/1/35	A3	1,000,000	1,069,283
5.00%, 9/1/34	A3	2,250,000	2,427,523
5.00%, 9/1/32	A3	1,625,000	1,771,744
5.00%, 9/1/31	A3	1,500,000	1,639,293
5.00%, 9/1/30	A3	1,000,000	1,102,983
4.00%, 9/1/40	A3	1,375,000	1,253,519
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A-	15,490,000	15,773,342
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	4,432,795
(Kendal on Hudson), Ser. B, 5.00%, 1/1/41	BBB+/F	500,000	483,691
(Kendal on Hudson), Ser. B, 5.00%, 1/1/37	BBB+/F	525,000	517,806
(Kendal on Hudson), Ser. B, 5.00%, 1/1/32	BBB+/F	500,000	504,333
Westchester Cnty., Local Dev. Corp. Rev. Bonds, (Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,244,770
Westchester Cnty., Local Dev. Corp. 144A Rev. Bonds, (Purchase Sr. Learning Cmnty.), 5.00%, 7/1/46	B-/P	2,205,000	1,713,892
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A-	1,250,000	1,279,023
Yonkers, G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,321,554
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	446,074
5.00%, 10/15/49	BB/P	665,000	595,736
5.00%, 10/15/39	BB/P	545,000	507,096

			810,063,170
Puerto Rico (—%)
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	396,954

			396,954

Total municipal bonds and notes (cost $861,330,820)			$820,802,459

UNITIZED TRUST (—%)(a)
	Shares	Value
CMS Liquidating Trust 144A(NON)(F)	600	$15,552

Total unitized trust (cost $—)		$15,552

SHORT-TERM INVESTMENTS (1.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.72%(AFF)	Shares	10,276,114	$10,276,114
U.S. Treasury Bills 4.595%, 3/28/23(SEG)		$700,000	697,628
U.S. Treasury Bills 4.505%, 3/16/23		200,000	199,626

Total short-term investments (cost $11,173,383)			$11,173,368
TOTAL INVESTMENTS

Total investments (cost $872,504,203)			$831,991,379

FUTURES CONTRACTS OUTSTANDING at 2/28/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	147	$17,226,563	$17,226,563	Jun-23	$49,950

Unrealized appreciation					49,950

Unrealized (depreciation)					—

Total					$49,950

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2022 through February 28, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $806,732,452.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/23
	Short-term investments
	Putnam Short Term Investment Fund**	$603,241	$49,259,656	$39,586,783	$80,876	$10,276,114

	Total Short-term investments	$603,241	$49,259,656	$39,586,783	$80,876	$10,276,114
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $444,439.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.42%, 4.67% and 4.97%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	23.4%
	Tax bonds	17.2
	Transportation	15.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $44,661,468 were held by the TOB trust and served as collateral for $29,312,315 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $209,957 for these investments based on an average interest rate of 2.90%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$820,802,459	$—
Unitized trust	—	—	15,552
Short-term investments	—	11,173,368	—

Totals by level	$—	$831,975,827	$15,552
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$49,950	$—	$—

Totals by level	$49,950	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	200
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com